Share capital (Details)	Jan. 27, 2020 GBP (£) shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	269,230
Proceeds from exercise of restricted stock units | £	£ 2,692
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)		336,159,511